Purchase of LAT Pharma (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Apr. 11, 2016	Jun. 30, 2015
Goodwill	$ 345,711	$ 345,711
LAT Pharma, Inc. [Member]
Assets Purchased			$ 2,303,682
Liabilities Assumed			260,193
Net Assets Purchased			2,043,489
Purchase Price			2,389,200
Goodwill			345,711
Intangible Intellectual Property			2,293,770
Intangible Asset from Purchase			$ 2,639,481